FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Trade payables	$2,868	$-	$-	$-	$-	$-	$2,868
Other accounts payable	5,927	-	-	-	-	-	5,927
Liability in respect of research and development grants	1,419	2,040	2,685	2,850	1,609	169	10,772

Total	$10,214	$2,040	$3,685	$2,850	$1,609	$169	$19,567

December 31, 2023:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	>5
	one year	years	years	years	years	years	Total
Trade payables	$758	$-	$-	$-	$-	$-	$758
Other accounts payable	5,259	-	-	-	-	-	5,259
Liability in respect of research and development grants	1,119	1,575	2,250	2,685	2,850	529	11,008

Total	$7,136	$1,575	$2,250	$2,685	$2,850	$529	$17,025

Schedule of sensitivity tests relating to changes in foreign currency

December 31, 2024	USD	NIS	Other	Total
Cash and Cash equivalents	67,791	630	924	69,345
Restricted cash	271	-	-	271
Short-term deposits	-	-	-	-
Trade receivables, net	2,938	560	1,098	4,596
Other current assets	135	897	-	1,032
Other long-term Assets	2,611	82	5	2,698
	73,746	2,169	2,027	77,942
Financial liabilities at amortized cost	(11,170)	(10,343)	(2)	(21,515)
Total net financial assets	62,576	(8,174)	2,025	56,427

December 31, 2023
Cash and Cash equivalents	8,594	579	1,347	10,520
Restricted cash	271	-	-	271
Short-term deposits	35,465	-	-	35,465
Trade receivables, net	2,640	63	1,077	3,780
Other current assets	229	1,483	-	1,712
Other long-term Assets	1,542	169	6	1,717
	48,741	2,294	2,430	53,465
Financial liabilities at amortized cost	(10,752)	(2,870)	49	(13,573)
Total net financial assets	37,979	(576)	2,479	39,892

Schedule of sensitivity analysis of changes to profit (loss) and equity in the exchange rate

	December 31,
	2024	2023
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$(307)	$95
Increase of 10% in exchange rate	$(615)	$190
Decrease of 5% in exchange rate	$307	$(95)
Decrease of 10% in exchange rate	$615	$(190)

Schedule of warrants liability

	2024	2023

Balance as of January 1,	$-	$-
Warrants value at the date of issuance	3,425	-
Gain from remeasurement to fair value through profit or loss	(996)	-

Balance as of December 31	$2,429	$-